Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions

During the years ended December 31, 2010, 2011 and 2012, there were related party transactions with a shareholder and an equity investee as follows:

	2010		2011		2012
	(In millions of Korean Won)
Sales to related parties	￦	29,065	￦	29,110	￦	30,061
Purchases from related parties		4,182		2,139		3,312
Amounts due from related parties		3,149		3,573		2,657
Amounts due to related parties		7,412		6,373		6,699